Share-Based Compensation - Narrative (Details)	12 Months Ended
	Jun. 30, 2022 CAD ($) shares $ / shares	Jun. 30, 2021 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)	10.00%
Weighted average fair value of stock options granted (in CAD per share) | $	$ 3.59	$ 5.50
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $	$ 4,900,000	11,200,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares, right to receive (in shares) | shares	1
Number of shares authorized | shares	3,000,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares	500,000
Instrument redemption period following termination	90
DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $	$ 7,000,000.0	$ 7,000,000.0
Weighted average fair value of RSUs and DSUs granted (in CAD per share) | $ / shares	$ 6.98	$ 10.82
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $	$ 1,900,000	$ 800,000
Number of shares authorized | shares	3,000,000
Weighted average fair value of RSUs and DSUs granted (in CAD per share) | $ / shares	$ 7.81	$ 9.74
Performance period of PSUs	3 years
Vesting period of total shareholder return	3 years
Weighted average fair value of PSUs granted | $ / shares	$ 9.90
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting multiplier	2.0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting multiplier	0.0